Label	Element	Value
Risk Return Detail Data [Abstract]	gmost_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2018